CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Allowance for loans and advances, current	¥ 1,923,315	$ 301,810	¥ 1,514,186
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	747,042	117,226	1,074,516
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	17,319	2,718	19,237
VIE
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	638,869	100,251	1,048,510
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	¥ 17,319	$ 2,718	¥ 19,237
Class A ordinary shares
Common stock, par value (in dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Common stock, share issued	35,390,055	35,390,055	35,390,055
Common stock, share outstanding	35,390,055	35,390,055	35,390,055
Class B ordinary shares
Common stock, par value (in dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Common stock, share issued	35,071,400	35,071,400	35,071,400
Common stock, share outstanding	35,071,400	35,071,400	35,071,400